Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CLEARONE COMMUNICATIONS INC
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0000840715
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	9,058,258
Entity Public Float	$ 34,603,800
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 12,396	$ 11,431
Accounts and other receivables, net	8,924	9,951
Inventories	10,212	8,780
Deferred income taxes	2,975	3,389
Prepaid expenses and other assets	699	446
Total current assets	35,206	33,997
Long-term inventory, net	2,025	2,617
Property and equipment, net	2,755	2,965
Intangibles, net	2,569	2,745
Goodwill	726	726
Deferred income taxes	1,062	913
Other assets	18	18
Total assets	44,361	43,981
Current liabilities:
Accounts payable	2,248	2,362
Accrued liabilities	2,702	4,573
Deferred revenue	3,753	4,306
Total current liabilities	8,703	11,241
Deferred rent	534	584
Other long-term liabilities	456	421
Total liabilities	9,693	12,246
Shareholders' equity:
Common stock, par value $0.001; authorized: 50,000,000 shares; issued and outstanding: 9,058,206 as of June 30, 2011 and 8,929,439 as of December 31, 2010	9	9
Additional paid-in capital	39,873	39,073
Accumulated deficit	(5,214)	(7,347)
Total shareholders' equity	34,668	31,735
Total liabilities and shareholders' equity	$ 44,361	$ 43,981

CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue, Net	$ 11,890	$ 9,937	$ 22,591	$ 18,293
Cost of Goods Sold	4,734	4,276	9,133	7,437
Gross Profit	7,156	5,661	13,458	10,856
Operating expenses:
Research and Development Expense	1,816	1,744	3,453	3,648
Selling and Marketing Expense	2,106	2,183	4,089	4,085
General and Administrative Expense	1,361	1,214	2,833	2,146
Operating Expenses	5,283	5,141	10,375	9,879
Operating Income	1,873	520	3,083	977
Other Income (expense)	7		18	(132)
Income before Income Taxes	1,880	520	3,101	845
Income tax expense	559	167	968	275
Net Income (Loss)	$ 1,321	$ 353	$ 2,133	$ 570
Earnings per share - Basic	$ 0.15	$ 0.04	$ 0.24	$ 0.06
Earnings per share - Diluted	$ 0.14	$ 0.04	$ 0.23	$ 0.06
Shares outstanding - Basic	8,992,500	8,929,281	8,962,171	8,929,277
Shares outstanding - Diluted	9,433,650	9,045,866	9,279,800	9,045,718

CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net Income (Loss)	$ 2,133	$ 570
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	587	585
Stock-based compensation	83	160
Provision for doubtful accounts	53	88
Write-down of inventory to net realizable value		145
Loss on disposal of assets		111
Changes in operating assets and liabilities:
Accounts receivable	792	(1,946)
Inventories	(840)	2,148
Deferred income taxes	265	(37)
Prepaid expenses and other assets	(253)	410
Accounts payable	68	582
Accrued liabilities	(1,874)	506
Deferred product revenue	(553)	326
Other long-term liabilities	35	(44)
Net cash provided by operating activities	496	3,604
Cash flows from investing activities:
Escrow proceeds received pursuant to NetStreams acquisition		350
Purchase of property and equipment	(248)	(542)
Net cash used in investing activities	(248)	(192)
Cash flows from financing activities:
Proceeds from the issuance of common stock - options	717
Principal payments on long-term debt		(2,000)
Net cash provided by (used in) financing activities	717	(2,000)
Net increase in cash and cash equivalents	965	1,412
Cash and cash equivalents at the beginning of the period	11,431	9,494
Cash and cash equivalents at the end of the period	12,396	10,906
Supplemental disclosure of cash flow information:
Cash paid for interest		61
Cash paid for income taxes	269	3
Supplemental disclosure of non-cash activities:
Exchanged accounts receivable from a vendor with accounts payable to the same vendor	182	293
Current liabilities reclassed to deferred rent		$ 176

Basis of Presentation	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

The fiscal year for ClearOne Communications, Inc. and its subsidiaries (collectively, “ClearOne” or the “Company”) is the 12 months ending on December 31st.  The consolidated financial statements include the accounts of ClearOne and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

The accompanying interim consolidated financial statements for the three and six months ended June 30, 2011 and 2010 respectively have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and are not audited. Certain information and footnote disclosures, that are usually included in financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) have been either condensed or omitted in accordance with SEC rules and regulations. The accompanying consolidated financial statements contain all adjustments, consisting of normal recurring accruals, necessary for a fair presentation of our financial position as of June 30, 2011 and 2010, the results of operations for the three and six months ended June 30, 2011 and 2010, and the statements of cash flows for the six months ended June 30, 2011 and 2010. The results of operations for the three and six months ended June 30, 2011 and 2010 are not necessarily indicative of the results for a full-year period.  These interim consolidated financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC.

Inventory	3 Months Ended
Jun. 30, 2011
Inventory
Inventory Disclosure [Text Block]

Inventories, net of reserves, consisted of the following:

	As of
	June 30, 2011	December 31, 2010
Current:
Raw materials	854	776
Finished goods	9,358	8,004
	10,212	8,780
Long-term:
Raw materials	241	569
Finished goods	1,784	2,048
	2,025	2,617

Long-term inventory represents inventory held in excess of our current requirements based on our recent sales and forecasted level of sales. We have developed programs to reduce the inventory to normal operating levels in the near future. We expect to sell the above inventory, net of reserves, at or above the stated cost and believe that no loss will be incurred on its sale.

Current finished goods include consigned inventory in the amounts of approximately  $1,393 and  $1,742 as of June 30, 2011 and December 31, 2010, respectively. Consigned inventory represents inventory at distributors and other customers where revenue recognition criteria have not been achieved.

The following table summarizes the losses incurred on valuation of inventory at lower of cost or market value and write-off of obsolete inventory during the three and six months ended June 30, 2011 and 2010 respectively.

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Losses incurred on valuation of inventory and write-off of obsolete inventory	-	60	-	145

Intangible Assets	3 Months Ended
Jun. 30, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]

Intangibles as of June 30, 2011

	Estimated useful lives (Years)	Amount	Accumulated Amortization	Net
Tradename	7	435	104	331
Patents and Technological Know-how	10	2,070	344	1,726
Proprietary Software	3	215	120	95
In-process Research and Development	Indefinite	400	-	400
Other	5	49	32	17
Total		3,169	600	2,569

The following table summarizes the amortization during the three and six months ended June 30, 2011 and 2010:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Amortization of intangibles with finite lives	87	88	175	175

Shareholders' Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Balance at the beginning of the period	32,607	29,390	31,735	29,098
Net income during the period	1,321	353	2,133	570
Stock based compensation	44	85	83	160
Exercise of stock options	696	-	717	-
Balance at end of the period	34,668	29,828	34,668	29,828

Share-based Compensation	3 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Share-based compensation expense has been allocated as follows:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Cost of goods sold	-	-	-	-
Sales and marketing	6	13	10	24
Research and development	4	7	8	14
General and administrative	34	65	65	122
	44	85	83	160

As of June 30, 2011 the total remaining unrecognized compensation cost related to non-vested stock options, net of forfeitures, was approximately  $196.

During the three and six months ended June 30, 2011, we granted 5,000 stock options. During the three and six months ended June 30, 2010 we granted 90,000 and 141,750 stock options, respectively.  We use judgment in determining the fair value of the share-based payments on the date of grant using an option-pricing model with assumptions regarding a number of highly complex and subjective variables.  These variables include the risk-free interest rate of the awards, the expected life of the awards, the expected volatility over the term of the awards, the expected dividends of the awards, and an estimate of the amount of awards that are expected to be forfeited.  We use the Black-Scholes option pricing model to determine the fair value of share-based payments granted under ASC Topic 718.

Other Income (Expense), net	3 Months Ended
Jun. 30, 2011
Other Income and Expenses
Interest and Other Income [Table Text Block]

The details of other income (expense), net are as follows:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Interest income	5	19	10	27
Interest expense	-	-	-	(51)
Gain (loss) on disposal of property and equipment	-	-	-	(111)
Other	2	(19)	8	3
	7	-	18	(132)

Income Taxes	3 Months Ended
Jun. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

The total outstanding balance for liabilities related to unrecognized tax benefits at June 30, 2011 was approximately  $456 of which  $21 was associated with interest and penalties. We account for interest expense and penalties for unrecognized tax benefits as part of our income tax provision.

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

The Company evaluated its consolidated financial statements as of and for the quarter ended June 30, 2011 for subsequent events through the date the financial statements were issued.

On August 8, 2011, in the litigation related to the theft of ClearOne’s intellectual property, the Tenth Circuit Court of Appeals affirmed in ClearOne’s favor and against Biamp the federal district court’s award of exemplary damages based upon the finding that Biamp’s misappropriation was willful and malicious. The amount of ClearOne’s judgment against Biamp affirmed by the Tenth Circuit Court is estimated to be  $3.7 million, not including additional amounts that may be awarded for attorney fees.  We expect to collect the judgment against Biamp from the approximately  $3.7 million cash bond posted by Biamp.  As of the date these financial statements were issued, we have not collected the judgment, and are awaiting any further actions by Biamp.

The Company is not aware of any other subsequent events which would require recognition or disclosure in the financial statements